NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1: NATURE OF OPERATIONS

NOWnews Digital Media Technology Co Ltd. (Formerly Forever Zen Ltd.) (“NOWnews” or “the Company”) was incorporated in Nevada on March 30, 2010. On November 11, 2013, Pioneer Media Investments Co., Ltd. purchased 1,500,000 shares of the Company’s common stock for $135,000 in cash from two of the Company’s shareholders.  Those 1,500,000 shares of common stock represented 62% of the Company’s issued and outstanding common stock immediately following the sale.  As a result of the transaction, a change in control of the Company occurred and in connection therewith. Mr. Alan Chen was elected as the Company’s president and sole director. Pioneer Media Investments Co., Ltd. is beneficially owned and controlled by Alan Chen.

Worldwide Media Investments Corp. (“Worldwide”) was incorporated in Anguilla on June 4, 2013 under the Anguilla International Business Companies Act, 2000. Worldwide is a holding company and has not carried out substantive business operations of its own. Mr. Alan Chen is the sole director and controlling beneficiary shareholder of Worldwide.

NOWnews Network Co., Ltd, (“NOWnews Network”) was incorporated in Taipei City, Taiwan on June 8, 2006. NOWnews Network is a media company with operations in Taiwan. NOWnews Network operates a news website and generates revenue from fees paid by advertisers in connection with the display of graphical and non-graphical advertisements. In addition, NOWnews Network provides editing services of news articles, pictures, and videos, and sells the broadcasting rights of its news articles, pictures, and videos. Mr. Alan Chen is a director and former Chairman of NOWnews Network.

In August 2013, NOWnews Network established NOWnews International Marketing Co., Ltd (“NOWnews International”) as a 55% owned subsidiary. Mr. Shu-sen Chang, the former Chairman and current director of NOWnews Network, and one other shareholder, own 10% and 35% of NOWnews International, respectively. The primary business of NOWnews International is to sell advertisement spaces in its own newspapers.

On December 27, 2013, the Board of Directors of NOWnews Network approved the termination of operations of NOWnews International. The results of NOWnews International have been presented as discontinued operations in the consolidated statements of income and comprehensive income. NOWnews Network has reclassified the assets and liabilities of the discontinued entity in the accompanied consolidated financial statements.

During September through December 2013, Sky Media Investments, Co., Ltd. (“Sky Media”), a company incorporated in Anguilla and a wholly-owned subsidiary of the Company, acquired 7,999,945 common shares (or 66.3%) of NOWnews Network from Mr. Alan Chen for $1,522,388 (or NT$45 million). Mr. Alan Chen owned 10,169,945 shares (or 84.3%) of common stock of NOWnews Network prior to the above transaction (the “Restructuring Transaction”).

On November 14, 2014, the Company entered into and closed a share exchange agreement (the “Share Exchange Agreement”), with Worldwide, the shareholders of Worldwide, and NOWnews Network. Pursuant to the Share Exchange Agreement, the Company issued an aggregate of 20,000,000 shares of common stock to the shareholders of Worldwide in exchange for all the issued and outstanding capital stock of Worldwide. Immediately following the closing of the Share Exchange, the Company had a total of 22,412,000 issued and outstanding shares of common stock, of which 6,262,400 shares were beneficially held by Alan Chen. As a result of the Share Exchange, Worldwide and Sky Media become the Company’s wholly owned subsidiaries and NOWnews Network is now Company’s majority owned subsidiary in which Company indirectly holds 66% of the equity interest. Upon consummation of the Share Exchange, Company’s assumed the business of NOWnews Network and ceased to be a shell company.

The Company’s fiscal year ends on December 31st.

NOTE 1: NATURE OF OPERATIONS

NOWnews Digital Media Technology Co Ltd. (Formerly Forever Zen Ltd.) (“NOWnews” or “the Company”) was incorporated in Nevada on March 30, 2010. On November 11, 2013, Pioneer Media Investments Co., Ltd. purchased 1,500,000 shares of the Company’s common stock for $135,000 in cash from two of the Company’s shareholders.  Those 1,500,000 shares of common stock represented 62% of the Company’s issued and outstanding common stock immediately following the sale.  As a result of the transaction, a change in control of the Company occurred and in connection therewith. Mr. Alan Chen was elected as the Company’s president and sole director. Pioneer Media Investments Co., Ltd. is beneficially owned and controlled by Alan Chen.

Worldwide Media Investments Corp. (“Worldwide”) was incorporated in Anguilla on June 4, 2013 under the Anguilla International Business Companies Act, 2000. Worldwide is a holding company and has not carried out substantive business operations of its own. Mr. Alan Chen is the sole director and controlling beneficiary shareholder of Worldwide.

NOWnews Network Co., Ltd, (“NOWnews Network”) was incorporated in Taipei City, Taiwan on June 8, 2006. NOWnews Network is a media company with operations in Taiwan. NOWnews Network operates a news website and generates revenue from fees paid by advertisers in connection with the display of graphical and non-graphical advertisements. In addition, NOWnews Network provides editing services of news articles, pictures, and videos, and sells the broadcasting rights of its news articles, pictures, and videos. Mr. Alan Chen is a director and former Chairman of NOWnews Network.

In August 2013, NOWnews Network established NOWnews International Marketing Co., Ltd (“NOWnews International”) as a 55% owned subsidiary. Mr. Shu-sen Chang, the former Chairman and current director of NOWnews Network, and one other shareholder, own 10% and 35% of NOWnews International, respectively. The primary business of NOWnews International is to sell advertisement spaces in its own newspapers.

On December 27, 2013, the Board of Directors of NOWnews Network approved the termination of operations of NOWnews International. The results of NOWnews International have been presented as discontinued operations in the consolidated statements of income and comprehensive income. NOWnews Network has reclassified the assets and liabilities of the discontinued entity in the accompanied consolidated financial statements.

During September through December 2013, Sky Media Investments, Co., Ltd. (“Sky Media”), a company incorporated in Anguilla and a wholly-owned subsidiary of the Company, acquired 7,999,945 common shares (or 66.3%) of NOWnews Network from Mr. Alan Chen for $1,522,388 (or NT$45 million). Mr. Alan Chen owned 10,169,945 shares (or 84.3%) of common stock of NOWnews Network prior to the above transaction (the “Restructuring Transaction”).

On November 14, 2014, the Company entered into and closed a share exchange agreement (the “Share Exchange Agreement”), with Worldwide, the shareholders of Worldwide, and NOWnews Network. Pursuant to the Share Exchange Agreement, (i) the Company issued an aggregate of 20,000,000 shares of common stock to the shareholders of Worldwide in exchange for all the issued and outstanding capital stock of Worldwide. Immediately following the closing of the Share Exchange, we had a total of 22,412,000 issued and outstanding shares of common stock, of which 6,262,400 shares were beneficially held by Alan Chen. As a result of the Share Exchange, Worldwide and Sky Media become the Company’s wholly owned subsidiary and NOWnews Network is now Company’s majority owned subsidiary in which Company indirectly holds 66% of the equity interest. Upon consummation of the Share Exchange, Company’s assumed the business of NOWnews Network and ceased to be a shell company.

The Company’s fiscal year ends on December 31st.